Borrowing Arrangements - Outstanding debt obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 0	$ 10,568
Less: current portion	0	(8,332)
Long-term debt	0	2,236
Dutch Landlord Loan
Debt Instrument [Line Items]
Long-term debt, including current portion	0	163
Term Loan
Debt Instrument [Line Items]
Long-term debt, including current portion	0	3,423
Convertible Promissory Notes
Debt Instrument [Line Items]
Long-term debt, including current portion	0	5,000
PPP Loan
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 0	$ 1,982